Prepayments and Other Assets, Net - Schedule of Loans Receivable, Net (Details) - Loan Receivable [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, gross		¥ 675
Less: allowance for credit losses		(7)
Loans receivable, net		668
Unsecured loans [Member]
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, gross		¥ 675